S-K 1603(a) SPAC Sponsor	Sep. 15, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Oceanhawk II Sponsor
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although Oceanhawk II Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, Oceanhawk II Sponsor’s business is focused on investing in our company.